Supplementary Items to the Cash Flow	12 Months Ended
Dec. 31, 2025
Supplementary Items to the Cash Flow [Abstract]
Supplementary items to the cash flow

Note 25. Supplementary items to the cash flow

In the years ended December 31, 2025, 2024, and 2023, the Group recorded the following non-cash transactions:

	Note	2025	2024	2023
Recognition of lease right-of-use asset in exchange for lease liabilities:
Right-of-use assets, net	10	1,343	1,247	768
Lease liability	10	(1,343)	(1,247)	(768)
Business Combination – Smart NX
Cash and cash equivalents		-	-	998
Trade accounts receivable, net		-	-	3,061
Other current assets		-	-	5,545
Other non-current assets		-	-	1,204
Property and equipment, net		-	-	172
Right-of-use assets, net		-	-	107
Intangible Assets		-	-	6,201
Goodwill		-	-	15,960
Accounts payable to suppliers		-	-	(894)
Salaries and labor charges		-	-	(776)
Loans and financing		-	-	(40)
Lease liability		-	-	(118)
Taxes, fees and contributions payable		-	-	(940)
Other current liabilities		-	-	(1,211)
Deferred and contingent consideration on acquisitions		-	-	(26,848)
Deferred taxes		-	-	(2,421)
Capital increase through the payment of subscription rights:
Capital reserves		-	-	2,000
Share capital		-	-	33,910
Subscription rights		-	-	(35,410)
Loans from investors		-	-	(300)
Loan premium	14	-	-	(200)
Conversion of deferred and contingent consideration to capital shares:
Deferred and contingent consideration	5 and 6	-	-	(64,255)
Capital reserve	5 and 6	-	-	64,255
Conversion of loans from related parties to capital shares:
Loans from related parties	9	-	(8,891)	-
Capital reserve			8,891	-